Revision to Prior Period Financial Statements (Tables)	3 Months Ended
Mar. 31, 2021
Prior Period Adjustment [Abstract]
Summary of Revision to Prior Period Financial Statements
The Company concluded that the misstatement was not material to the
Post-IPO
Balance Sheet and the misstatement had no material impact to any prior interim period. The effect of the revisions to the
Post-IPO
Balance Sheet is as follows:

	As of March 2, 2021
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$277,526,800	$—	$277,526,800

Liabilities and shareholders’ equity
Total current liabilities	$710,251	$—	$710,251
Deferred underwriting commissions	9,625,000	—	9,625,000
Warrant liabilities	—	9,153,333	9,153,333

Total liabilities	10,335,251	9,153,333	19,488,584
Class A ordinary shares, $0.001 par value; shares subject to possible redemption	262,191,540	(9,153,330)	253,038,210
Shareholders’ equity
Preference shares—$0.0001 par value	—	—	—
Class A ordinary shares—$0.001 par value	128	92	220
Class B ordinary shares—$0.001 par value	690	—	690
Additional paid-in-capital	5,052,066	275,527	5,327,593
Accumulated deficit	(52,875)	(275,622)	(328,497)

Total shareholders’ equity	5,000,009	(3)	5,000,006

Total liabilities and shareholders’ equity	$277,526,800	$—	$277,526,800